Consolidated statement of changes in equity (Parenthetical) £ in Millions, $ in Millions, $ in Millions		12 Months Ended
	Oct. 09, 2018 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Issue of Additional Tier 1 capital notes				£ 2,046.0
Increase (decrease) in equity			£ 700.0	£ (400.0)
Interest rate hedges
Amount recognized in equity		£ 166.0
Amount transferred from equity to earnings		493.0
Net investment hedging
Amount recognized in equity		103.0
Amount transferred from equity to earnings		£ 25.0
Nat West Bank
Funding contribution to retirement benefit schemes	£ 2,000.0
NatWest Markets Plc
Funding contribution to retirement benefit schemes	£ 2.0